Offerings	Jun. 04, 2025 USD ($) sHARES $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | sHARES	22,000,000
Proposed Maximum Offering Price per Unit	17.2
Maximum Aggregate Offering Price	$ 378,400,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 57,933.04
Offering Note
(1)    Represents 22,000,000 additional shares of Common Stock reserved for future issuance under the Hewlett Packard Enterprise Company 2021 Stock Incentive Plan. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock, par value $0.01 per share (“Common Stock”), that become issuable under the plan set forth herein by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock, as applicable.

(2)    Calculated solely for the purpose of determining the registration fee pursuant to Rule 457(c) and 457(h)(1) of the Securities Act, based on the average of the high and low prices of Common Stock as reported in the consolidated reporting system by the New York Stock Exchange on June 2, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Deferred Compensation Obligations(3)
Amount Registered	125,000,000
Proposed Maximum Offering Price per Unit | $ / shares	1
Maximum Aggregate Offering Price	$ 125,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 19,137.5
Offering Note
(3)    The obligations under the Hewlett Packard Enterprise Executive Deferred Compensation Plan, as amended and restated December 1, 2018 (the “EDCP”) are unsecured obligations of Hewlett Packard Enterprise Company to pay deferred compensation in the future in accordance with the terms of the EDCP.

(4)    Estimated in accordance with Rule 457(h) under the Securities Act, solely for the purpose of calculating the registration fee based on an estimate of the amount of compensation participants may defer under the EDCP.